Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund
BROAD CAP VALUE INCOME FUND
Investment Objective
The Fund seeks total return through capital appreciation
with income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Broad Cap Value Income Fund
Management Fees	0.70%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.06%
Expense Reimbursement	0.21%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Broad Cap Value Income Fund	87	316	564	1,275

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests primarily in equity securities of
U.S. large and mid-cap companies that the sub-adviser believes are undervalued.
Generally, these companies will have a market capitalization of at least $1 billion, though the Fund may invest to a limited extent in small-capitalization companies.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks, but it may also invest in other equity securities that the sub-adviser believes provide opportunities for total return. In addition, the Fund may invest up to 20% of its net assets in foreign securities, including depositary receipts.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Small Company Risk: Investing in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 16.05%
(quarter ending June 30, 2009) and the lowest return for a quarter was -19.19% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 6.76%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Broad Cap Value Income Fund	Fund	1.67%	(0.52%)	2.08%	Dec. 05, 2005
Broad Cap Value Income Fund Russell 1000® Value Index	Russell 1000® Value Index	0.39%	(2.64%)	1.02%	Dec. 05, 2005